UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2015 to June 30, 2015

Date of Report (Date of earliest event reported): June 30, 2015

Commission File Number of securitizer: 025-00440

Central Index Key Number of securitizer: 0001087711

Thomas Ranger, +44 20 7756 6303

Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if              ___________
applicable): Central Index Key Number of underwriter ___________
(if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1	Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the second quarterly reporting period in 2015 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act. The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The following table sets forth activity for the second quarterly period in 2015 with respect to asset-backed securities issued by Fosse Master Issuer PLC and by Holmes Master Issuer PLC, respectively.

Rule 15Ga-1 Periodic Filing for Fosse Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator [1]	Total Assets in ABS by Originator [2]			Assets That Were Subject of Demand [3]			Assets That Were Repurchased or Replaced [3]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) [4]	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans[5]
Issuing Entity: Fosse Master Issuer PLC
(1) Series 2010-1 Issuance (issued on 12 March 2010, stated as at 31 December 2009 cut-off date) [6]		Alliance & Leicester plc	87,359	11,329,335,634.36	100.00%
(2) Series 2010-2 Issuance (issued on 3 June 2010, stated as at 11 April 2010 cut-off date)		Alliance & Leicester plc	131,232	17,490,926,040.33	100.00%
(3) Series 2010-3 Issuance (issued on 27 July 2010, stated as at 10 June 2010 cut-off date)		Alliance & Leicester plc	153,545	20,475,665,619.92	100.00%
(4) Series 2010-4 Issuance (issued on 9 September 2010, stated as at 10 June 2010 cut-off date)		Alliance & Leicester plc	153,545	20,475,665,619.92	100.00%
(5) Series 2011-1 Issuance (issued on 25 May 2011, stated as at 31 May 2011) [7]		Alliance & Leicester plc	196,277	28,772,227,103.51	98.48%
		Santander UK plc	1,989	442,727,348.62	1.52%
(6) Total (2011-1 Issuance)			198,266	29,214,954,452.13	100.00%
(7) Series 2011-2 Issuance (issued on 6 December 2011, stated as at 31 December 2011) [7]		Alliance & Leicester plc	188,083	26,075,178,022.07	89.83%
		Santander UK plc	14,018	2,953,080,041.87	10.17%
(8) Total (2011-2 Issuance)			202,101	29,028,258,063.94	100.00%
(9) Series 2012-1 Issuance (issued on 23 May 2012, stated as at 3 April 2012)		Alliance & Leicester plc	210,118	29,729,996,621.64	89.60%

		Santander UK plc	15,675	3,450,315,339.78	10.40%
(10) Total (2012-1 Issuance)			225,793	33,180,311,961.42	100.00%
(11) Series 2014-1 Issuance (issued on 16 June 2014, stated as at 31 March 2014 cut-off date) (12) Total (2014-1 Issuance)		Alliance & Leicester plc Santander UK plc	160,721 8,486 169,207	21,155,760,207.01 1,578,813,167.66 22,734,573,374.67	93.06% 6.94% 100.00%
(13) Series 2015-1 Issuance (issued on 24 March 2015, stated as at 31 December 2014 cut-off date) (14) Total (2015-1 Issuance)		Alliance & Leicester plc Santander UK plc	138,487 6,790 145,277	16,349,484,190.27 1,078,124,842.32 17,427,609,032.59	93.81% 6.19% 100.00%
(15) Total assets in pool per originator (as at 30 June 2015)		Alliance & Leicester plc	127,429	14,847,031,455.68	94.08%	2	80,521.99	0.001%	2	80,521.99	0.001%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Santander UK plc	6,089	934,793,609.56	5.92%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
(16) Total (as at 30 June 2015)		Santander UK plc and Alliance & Leicester plc	133,518	15,781,825,065.23	100.00%	2	80,521.99	0.001%	2	80,521.99	0.001%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

1 Banco Santander, S.A., the parent company of Santander UK plc, acquired the entire issued share capital of Alliance & Leicester plc in October 2008 and, in January 2009, transferred all of its shares in Alliance & Leicester plc to Santander UK plc. On 28 May 2010 (the effective date), Alliance & Leicester plc transferred substantially all of its business, assets and liabilities to Santander UK plc pursuant to an English court-approved business transfer scheme. In December 2010, all Alliance & Leicester plc branches were rebranded as Santander. The asset pool under the Fosse Residential Mortgage Backed Note Programme contains assets originated by Alliance & Leicester plc prior to the effective date, but Alliance & Leicester plc no longer originates residential mortgages as a separate legal entity. From the effective date, mortgage loans originated by Santander UK plc were sold into this asset pool, subject to the satisfaction of relevant conditions under the documentation. Therefore, all references in this filing to “Alliance & Leicester plc” should now be regarded as references to “Santander UK plc”.

2 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Fosse Master Issuer PLC, under its Residential Mortgage Backed Note Programme, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased is shown in rows (15) and (16) in respect of the issuing entity (see Note 3 below). For each row, per issuance and per originator (if there is more than one), the total assets and outstanding principal balances of assets in the pool are shown. Rows (15) and (16) for columns (d), (e) and (f) also show the number and outstanding principal balance of assets in the entire asset pool backing the issuances by Fosse Master Issuer PLC, per originator (row 15) and totals (row 16), as at June 30, 2015, for the purpose of calculating the percentages of the repurchases as at the end of this quarterly reporting period.

3 The assets that were subject to demand and repurchased as a result of breaches of representations and warranties in relation to the asset-backed securities issued by Fosse Master Issuer PLC are shown in rows (15) and (16) for columns (g) to (x).

4 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purposes of this filing, this original sterling amount has been converted to US Dollars using historical exchange rates for GBP to USD conversions as provided by Bloomberg. For the amounts provided for issuances of Series 2010-1, 2010-2, 2010-3, 2010-4, 2012-1, 2014-1 and 2015-1 Notes in column (e), the relevant reference date for the exchange rate is the portfolio cut-off date shown in column (a). For amounts provided for the issuance of Series 2011-1 Notes in column (e), the relevant reference date for the exchange rate is the month end date shown in column (a) and, for the amounts provided for the issuance of Series 2011-2 Notes, the reference date for the exchange rate is 30 December 2011. For the amounts provided as at the end of the quarter in rows (15) and (16), the relevant reference date for the exchange rate is the quarterly period end date stated in column (a). If, in each case, the relevant reference date did not fall on a London business day, the exchange rate provided by Bloomberg for the next following London business day is used; unless such London business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding London business day is used.

5 These are residential mortgage loans secured over properties located in England, Wales, Scotland and Northern Ireland.

6 The number of assets and outstanding principal balances stated for columns (d) and (e) for the Series 2010-1, 2010-2, 2010-3, 2010-4, 2012-1, 2014-1 and 2015-1 Notes are stated as at the portfolio cut-off date of each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

7 The total number of assets and outstanding principal balances stated for columns (d) and (e) for the issuances of Series 2011-1 and Series 2011-2 Notes are stated as at the month end for the month in which the relevant issuance occurred, as the offering documents for these issuances did not provide separate information per originator as at the portfolio cut-off date, but a total number of assets in the pool. See also Notes 1 and 4 above.

Rule 15Ga-1 Periodic Filing for Holmes Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [8]			Assets That Were Subject of Demand [9]			Assets That Were Repurchased or Replaced [9]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) [10]	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans[11]
Issuing Entity: Holmes Master Issuer PLC
(1) Series 2010-1 Issuance (issued on 12 November 2010, stated as at 8 October 2010 cut-off date)[12]		Santander UK plc	135,820	22,413,583,709.02	100.00%
(2) Series 2011-1 Issuance (issued on 9 February 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%
(3) Series 2011-2 Issuance (issued on 25 March 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%
(4) Series 2011-3 Issuance (issued on 21 September 2011, stated as at 8 August 2011 cut-off date)		Santander UK plc	113,966	18,529,805,933.92	100.00%
(5) Series 2012-1 Issuance (issued on 25 January 2012, stated as at 30 November 2011 cut-off date)		Santander UK plc	141,296	23,413,735,416.42	100.00%
(6) Series 2012-2 Issuance (issued on 19 April 2012, stated as at 29 February 2012 cut-off date)		Santander UK plc	147,224	24,428,499,421.11	100.00%
(7) Series 2012-3 Issuance (issued on 8 June 2012, stated as at 30 April 2012 cut-off date)		Santander UK plc	144,445	24,312,768,341.61	100.00%
(8) Series 2012-4 Issuance (issued on 28 August 2012, stated as at 30 June 2012 cut-off date)		Santander UK plc	139,865	22,628,010,627.50	100.00%
(9) Series 2013-1 Issuance (issued on 30 May 2013, stated as at 31 March 2013 cut-off date)		Santander UK plc	147,372	23,282,515,917.80	100.00%
(10) Total (as at 30 June 2015)		Santander UK plc	87,345	12,870,020,743.64	100.00%	1	1,180,345.13	0.01%	1	1,180,345.13	0.01%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

8 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Holmes Master Issuer PLC, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased for this quarterly period is shown in row (10) in respect of the issuing entity. For each row, per issuance, the total assets and outstanding principal balances of assets in the pool are reported. Row (10) for columns (d), (e) and (f) also shows the number of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at June 30, 2015 for the purpose of calculating the percentages of the repurchases for the first quarterly reporting period.

9 The assets that were subject to repurchase as a result of breaches of representations and warranties in relation to asset-backed securities issued by Holmes Master Issuer PLC are shown in row (10) for columns (g) to (x).

10 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purpose of this filing, the original sterling amount has been converted to US Dollars using historic exchange rates for GBP to USD conversions as provided by Bloomberg for the relevant reference date. For the amounts provided for issuances of asset-backed securities by Holmes Master Issuer PLC, the relevant reference date for the exchange rate is the portfolio cut-off date stated in column (a). For the amounts provided as at the end of the quarter in row (10), the relevant reference date for the exchange rate is the quarterly period end date stated in column (a). If, in each case, the relevant reference date did not fall on a London business day, the exchange rate provided by Bloomberg for the next following London business day is used; unless such London business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding London business day is used.

11 These are residential mortgage loans secured over properties located in England, Wales and Scotland.

12 The numbers of loan accounts and total balances stated for columns (d) and (e) for all issuances by Holmes Master Issuer PLC are stated as at a portfolio cut-off date for each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc

(Securitizer)

By: /s/ Thomas Ranger

Name:	Thomas Ranger
Title:	Senior officer in charge of securitization of the securitizer

Date:          August 11, 2015